Short-term and Long-term Debt - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Unutilized committed credit facilities amount	¥ 150,693	¥ 154,793
Short-term debt [member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	3.20%	4.00%
Short-term debt [member] | China Telecom Group [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	3.50%	3.50%
Loans from banks - unsecured and other loans - unsecured [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	3.50%	3.50%
Loans from banks - unsecured and other loans - unsecured [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	4.60%	7.30%
Super short-term commercial papers - unsecured [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	2.10%	4.10%
Super short-term commercial papers - unsecured [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	3.30%	4.20%